RETIREMENT PLAN - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Accrued liability (in percent)	0.25%		0.25%
Initial contribution	$ 150		$ 150
Additional contribution	0	$ 176	0	$ 501	$ 0
Total liability	$ 242		1,534	$ 1,461
Vesting period	7 years
Recorded liability vested	$ 1,328		$ 1,223
Year 1
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Vesting period			1 year
Besting percentage	0.00%		0.00%
Year 2
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Vesting period			2 years
Besting percentage	5.00%		5.00%
Year 3
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Vesting period			3 years
Besting percentage	15.00%		15.00%
Year 4
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Vesting period			4 years
Besting percentage	20.00%		20.00%
Year 5
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Vesting period			5 years
Besting percentage	30.00%		30.00%
Year 6
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Vesting period			6 years
Besting percentage	50.00%		50.00%
Year 7
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Vesting period			7 years
Besting percentage	100.00%		100.00%